SCHEDULE OF GEOGRAPHICAL INFORMATION (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 12,690,633	$ 24,734,759
Long Lived Assets	7,397,931
CHINA
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	12,122,949
Long Lived Assets	7,397,931
UNITED STATES
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	567,684
Long Lived Assets